Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Impact of ASC 2014-09 Adoption [Table Text Block]
Revenue Recognition and Associated Liabilities. We adopted Accounting Standards Update ("ASU") 2014-09 “Revenue from Contracts with Customers” and the subsequently issued amendments on April 1, 2018 using the modified retrospective approach to contracts that were not completed as of April 1, 2018. Under this standard, certain capital equipment contracts are comprised of a single performance obligation, resulting in the deferral of the corresponding capital equipment revenue and cost of revenues until installation is complete. Previously, these capital equipment revenues and cost of revenues were recognized based upon shipping terms. We recorded a cumulative effect adjustment in the beginning of fiscal 2019 to Retained earnings of $5,637, based on the terms and conditions for certain open capital equipment contracts as of March 31, 2018.
Revenue is recognized when obligations under the terms of the contract are satisfied and control of the promised products or services have transferred to the Customer. Revenues are measured at the amount of consideration that we expect to be paid in exchange for the products or services. Product revenue is recognized when control passes to the Customer, which is generally based on contract or shipping terms. Service revenue is recognized when the Customer benefits from the service, which occurs either upon completion of the service or as it is provided to the Customer. Our Customers include end users as well as dealers and distributors who market and sell our products. Our revenue is not contingent upon resale by the dealer or distributor, and we have no further obligations related to bringing about resale. Our standard return and restocking fee policies are applied to sales of products. Shipping and handling costs charged to Customers are included in Product revenues. The associated expenses are treated as fulfillment costs and are included in Cost of revenues. Revenues are reported net of sales and value-added taxes collected from Customers.
We have individual Customer contracts that offer discounted pricing. Dealers and distributors may be offered sales incentives in the form of rebates. We reduce revenue for discounts and estimated returns, rebates, and other similar allowances in the same period the related revenues are recorded. The reduction in revenue for these items is estimated based on historical experience and trend analysis to the extent that it is probable that a significant reversal of revenue will not occur. Estimated returns are recorded gross on the Consolidated Balance Sheets.
In transactions that contain multiple performance obligations, such as when products, maintenance services, and other services are combined, we recognize revenue as each product is delivered or service is provided to the Customer. We allocate the total arrangement consideration to each performance obligation based on its relative standalone selling price, which is the price for the product or service when it is sold separately.
Payment terms vary by the type and location of the Customer and the products or services offered. Generally, the time between when revenue is recognized and when payment is due is not significant. We do not evaluate whether the selling price contains a financing component for contracts that have a duration of less than one year.
We do not capitalize sales commissions as substantially all of our sales commission programs have an amortization period of one year or less.
Certain costs to fulfill a contract are capitalized and amortized over the term of the contract if they are recoverable, directly related to a contract and generate resources that we will use to fulfill the contract in the future. At March 31, 2020, assets related to costs to fulfill a contract were not material to our Consolidated Financial Statements.
Refer to Note 11, titled "Business Segment Information" for disaggregation of revenue.
Product Revenue
Product revenues consist of revenues generated from sales of consumables and capital equipment. These contracts are primarily based on a Customer’s purchase order and may include a Distributor, Dealer or Group Purchasing Organization ("GPO") agreement. We recognize revenue for sales of product when control passes to the Customer, which generally occurs either when the products are shipped or when they are received by the Customer. Revenue related to certain capital equipment products is deferred until installation is complete as the capital equipment and installation are highly integrated and form a single performance obligation.
Service Revenue
Within our Healthcare and Life Sciences segments, service revenues consist of revenue generated from parts and labor associated with the maintenance, repair and installation of capital equipment. These contracts are primarily based on a Customer’s purchase order and may include a Distributor, Dealer, or GPO agreement. For maintenance, repair and installation of capital equipment, revenue is recognized upon completion of the service. Healthcare service revenues also include outsourced reprocessing services and instrument repairs. Contracts for outsourced reprocessing services are primarily based on an agreement with a Customer, ranging in length from several months to 15 years. Outsourced reprocessing services revenue is recognized ratably over the contract term using a time-based input measure, adjusted for volume and other performance metrics, to the extent that it is probable that a significant reversal of revenue will not occur. Contracts for instrument repairs are primarily based on a Customer’s purchase order, and the associated revenue is recognized upon completion of the repair.
We also offer preventive maintenance and separately priced extended warranty agreements to our Customers, which require us to maintain and repair our products over the duration of the contract. Generally, these contract terms are cancellable without penalty and range from one to five years. Amounts received under these Customer contracts are initially recorded as a service liability and are recognized as service revenue ratably over the contract term using a time-based input measure.
Within our Applied Sterilization Technologies segment, service revenues include contract sterilization and laboratory services. Sales contracts for contract sterilization and laboratory services are primarily based on a Customer’s purchase order and associated Customer agreement and revenues are generally recognized upon completion of the service.
Contract Liabilities
Payments received from Customers are based on invoices or billing schedules as established in contracts with Customers. Deferred revenue is recorded when payment is received in advance of performance under the contract. Deferred revenue is recognized as revenue upon completion of the performance obligation, which generally occurs within one year. During fiscal 2020, we recognized revenue of $48,602 that was included in our contract liability balance at the beginning of the period. During fiscal 2019, we recognized revenue of $30,169 that was included in our contract liability balance at the beginning of the period.
Refer to Note 7, titled "Additional Consolidated Balance Sheet Information" for Deferred revenue balances.
Service Liabilities
Payments received in advance of performance for cancelable preventative maintenance and separately priced extended warranty contracts are recorded as service liabilities. Service liabilities are recognized as revenue as performance is rendered under the contract. Prior to the adoption of Accounting Standards Codification ("ASC") 606, these amounts were included in Deferred revenues.
Refer to Note 7, titled "Additional Consolidated Balance Sheet Information" for Service liability balances.
Remaining Performance Obligations
Remaining performance obligations reflect only the performance obligations related to agreements for which we have a firm commitment from a Customer to purchase, and exclude variable consideration related to unsatisfied performance obligations. With regard to products, these remaining performance obligations include capital equipment and consumable orders which have not shipped. With regard to service, these remaining performance obligations primarily include installation, certification, and outsourced reprocessing services. As of March 31, 2020, the transaction price allocated to remaining performance obligations was approximately $940,000. We expect to recognize approximately 49% of the transaction price within one year and approximately 45% beyond one year. The remainder has yet to be scheduled for delivery.

Cash Flow, Supplemental Disclosures	Information supplementing our Consolidated Statements of Cash Flows is as follows:

Years Ended March 31,	2020	2019	2018
Cash paid during the year for:
Interest	$38,021	$44,118	$48,663
Income taxes	92,462	64,668	85,629
Cash received during the year for income tax refunds	4,378	2,189	7,747

Property, Plant and Equipment
We generally depreciate or deplete property, plant, and equipment over the useful lives presented in the following table:

Asset Type	Useful Life (years)
Land improvements	3-40
Buildings and leasehold improvements	2-50
Machinery and equipment	2-20
Information Systems	2-20
Radioisotope (cobalt-60)	20
Information related to the major categories of our depreciable assets is as follows:

March 31,	2020	2019
Land and land improvements (1)	$65,994	$63,522
Buildings and leasehold improvements	531,267	480,359
Machinery and equipment	682,488	656,956
Information systems	181,112	169,711
Radioisotope	508,593	483,080
Construction in progress (1)	159,731	133,689
Total property, plant, and equipment	2,129,185	1,987,317
Less: accumulated depreciation and depletion	(1,017,330)	(955,735)
Property, plant, and equipment, net	$1,111,855	$1,031,582
(1) Land is not depreciated. Construction in progress is not depreciated until placed in service.